As filed with the U.S. Securities and Exchange Commission on January 11, 2011

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

JPMorgan Trust I

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

New York, New York 10167

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

With copies to: Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	With copies to: Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on February 10, 2011 pursuant to Rule 488 under the Securities Act of 1933.

JPMORGAN TRUST I

JPMorgan Tax Aware Equity Fund

(formerly JPMorgan Tax Aware Disciplined Equity Fund)

(the “Acquiring Fund”)

JPMorgan Tax Aware U.S. Equity Fund

(the “Acquired Fund”)

245 Park Avenue

New York, New York 10167

Special Meeting of Shareholders to be held March 16, 2011

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the Acquired Fund (“Your Fund”). The Board of Trustees of JPMorgan Trust I called a special meeting of shareholders of Your Fund scheduled for March 16, 2011, at 245 Park Avenue, New York, NY 10167, at [2:00 p.m.], New York time. Your Fund’s special meeting is referred to as the “Meeting.” The purpose of the Meeting is to seek shareholder approval for a fund reorganization involving Your Fund (the “Reorganization”).

An analysis has been performed to identify overlapping or similar products in order to take advantage of potential operational and administrative efficiencies. At a meeting held November 16-18. 2010, Management of the J.P. Morgan Funds made proposals to the Board of Trustees of JPMorgan Trust I (the “Board”) related to the proposed Reorganization. On November 17, 2010, the Board approved the proposed Reorganization and concurred that the proposed Reorganization is in the best interest of Your Fund and the Acquiring Fund (as defined above).

J.P. Morgan Investment Management Inc. (“JPMIM”) and the distributor and administrator of Your Fund and the Acquiring Fund have contractually agreed to waive their fees or reimburse the expenses of the Acquiring Fund as needed in order to ensure that the total annual fund operating expenses after fee waivers and expense reimbursements for each class of shares of the Acquiring Fund following the Reorganization is equal to or less than the total annual fund operating expenses after fee waivers and expense reimbursements (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board’s deferred compensation plan) in effect immediately prior to the Reorganization for the corresponding class of Your Fund. These contractual fee waivers and/or reimbursements will stay in effect until March 25, 2012.

The attached Proxy Statement/Prospectus seeks shareholder approval of the following proposals that will be considered at the Meeting:

1. To approve an Agreement and Plan of Reorganization for Your Fund, pursuant to which Your Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund.

If the Reorganization is approved by shareholders, you will have an interest in the Acquiring Fund on the date the Reorganization occurs. No sales charges or redemption fees will be imposed as a result of the Reorganization. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes.

If the Reorganization is not approved by shareholders, then Your Fund will remain in existence and continue within JPMorgan Trust I, and the Board will consider what, if any, additional steps to take.

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Board recommends that shareholders of Your Fund vote “FOR” the proposal.

We strongly invite your participation by asking you to review these materials and complete and return your proxy card as soon as possible.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. Your vote is very important to us regardless of the number of shares you hold. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received no later than the time of the Meeting on March 16, 2011. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions before you vote, please call 1-866-963-6135.

In addition to voting by mail, you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the simple instructions.	(3) Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card.

NOTE: You may receive more than one proxy package if you hold shares in more than one account.

Please be sure to vote each account by using one of the methods described on the proxy cards or by signing and dating each card and enclosing it in the postage-paid envelope provided for each card.

Sincerely,

Patricia A. Maleski

President and Principal Executive Officer

JPMorgan Trust I

[February     , 2011]

JPMORGAN TRUST I

JPMorgan Tax Aware Equity Fund

(formerly JPMorgan Tax Aware Disciplined Equity Fund)

(the “Acquiring Fund”)

JPMorgan Tax Aware U.S. Equity Fund

(the “Acquired Fund”)

245 Park Avenue

New York, New York 10167

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on March 16, 2011

To the shareholders of the Acquired Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of the Acquired Fund will be held at 245 Park Avenue, New York, NY 10167, on March 16, 2011 at [2:00 p.m.], New York time (the “Meeting”), for the following purposes:

1. To approve an Agreement and Plan of Reorganization by JPMorgan Trust I (the “Agreement and Plan of Reorganization”), pursuant to which the Acquired Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. The Acquired Fund would then distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in the liquidation of the Acquired Fund.

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Whether or not you plan to attend the Meeting in person, please vote. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the simple instructions.	(3) Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet using the control number that appears on your enclosed proxy card.

Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

By Order of the Board of Trustees of JPMorgan Trust I,

Frank J. Nasta

Secretary

JPMorgan Trust I

[February    , 2011]

PROXY STATEMENT/PROSPECTUS

[February    , 2011]

PROXY STATEMENT FOR:

JPMORGAN TRUST I

JPMorgan Tax Aware U.S. Equity Fund

(the “Acquired Fund”)

PROSPECTUS FOR:

JPMORGAN TRUST I

JPMorgan Tax Aware Equity Fund

(formerly JPMorgan Tax Aware Disciplined Equity Fund)

(the “Acquiring Fund”)

245 Park Avenue

New York, New York 10167

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished on or about [February 1, 2011] in connection with the solicitation of proxy cards by the Board of Trustees (the “Board”) of JPMorgan Trust I for a Special Meeting of shareholders of the Acquired Fund (the “Meeting”). The Meeting will be held on March 16, 2011, at [2:00 p.m.], New York time, at 245 Park Avenue, New York, NY 10167.

At the Meeting, shareholders will be asked to consider and act upon the following proposals:

1. To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”), providing for (1) the acquisition of all assets and assumption of all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (the “Reorganization”), and (ii) the subsequent liquidation of the Acquired Fund.

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund. The Acquired Fund would then distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in the liquidation of the Acquired Fund.

Under the proposed Reorganization Agreement, each shareholder of the Acquired Fund would be entitled to receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Acquired Fund are being asked to approve a transaction that will result in their holding shares of the Acquiring Fund, this Proxy Statement also serves as a Prospectus for the Acquiring Fund.

i

Share classes of the Acquired Fund. The Acquired Fund offers share classes as indicated in the chart below:

Acquired Fund	Class A	Class B	Class C	Select Class	Institutional Class
JPMorgan Tax Aware U.S. Equity Fund	X	X	X	X	X

Effects on share classes of the proposed Reorganization. If the Reorganization is approved by shareholders of the Acquired Fund, each holder of a Class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund according to the table below. Please note, however, that holders of Class B Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund following the transfer. The aggregate net asset value of the Class of shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the Class of shares of the Acquired Fund held by the Acquired Fund shareholders before the transfer.

Acquired Fund	g	Acquiring Fund
JPMorgan Tax Aware U.S. Equity Fund	g	JPMorgan Tax Aware Equity Fund

Class A	g	Class A*

Class B	g	Class A*

Class C	g	Class C*

Select Class	g	Select Class*

Institutional Class	g	Institutional Class

*	Class A, Class C, and Select Class will be added to the JPMorgan Tax Aware Equity Fund to accommodate the Reorganization, if approved.

The Reorganization is being structured as a federal income tax-free reorganization. See “INFORMATION ABOUT THE REORGANIZATION — Federal Income Tax Consequences.” Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

The Acquired and Acquiring Funds are series of an open-end management investment company. The Acquired Fund has an investment objective, as well as investment strategies, that are similar to those of the Acquiring Fund. The Acquired Fund and the Acquiring Fund are sometimes referred to herein as the “Funds.” There are some differences, however, and these are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. The Statement of Additional Information (“SAI”) for the Acquiring Fund, dated February 28, 2010, as supplemented, and the SAI dated [January     , 2011] relating to this Proxy Statement/Prospectus and the Reorganization are incorporated by reference into this Proxy Statement/Prospectus, which means they are considered legally a part of the Proxy Statement/Prospectus. You may receive a copy of the SAIs without charge by contacting the J.P. Morgan Funds at (800) 480-4111, or by writing to the J.P. Morgan Funds at J.P. Morgan Funds Services, PO Box 8528, Boston, MA 02266-8528. The SAI for the Acquiring Fund, but not the SAI relating to this Proxy Statement/Prospectus and the Reorganization, may also be obtained by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

For more information regarding the Acquired Fund, see its prospectuses and SAI, dated February 28, 2010, as supplemented, which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference. The most recent annual report dated October 31, 2010 for the Acquired Fund highlights certain important information, such as investment results and financial information, and they have been filed with the SEC and are incorporated herein by reference. You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports of the Acquired Fund without charge by calling (800) 480-4111, by writing J.P. Morgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549.

Accompanying this Proxy Statement/Prospectus as Appendix A is a copy of the form of Reorganization Agreement pertaining to the Reorganization.

AN INVESTMENT IN THE ACQUIRED FUND AND THE ACQUIRING FUND IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL YOUR SHARES WHEN THE ACQUIRED FUND’S OR ACQUIRING FUND’S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(continued)

Page
APPENDIX A — FORM OF REORGANIZATION AGREEMENT AMONG SERIES OF JPMORGAN TRUST I	A-1
APPENDIX B — HOW TO DO BUSINESS WITH THE ACQUIRING FUND AND SHAREHOLDER INFORMATION	B-1

APPENDIX C — COMPARISON OF INVESTMENT OBJECTIVES, MAIN INVESTMENT STRATEGIES AND INVESTMENT POLICIES, AND INFORMATION REGARDING FUND MANAGERS AND ACQUIRING FUND’S INVESTMENT PROCESSES AND ADDITIONAL STRATEGIES AND RISKS

C-1
APPENDIX D — FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUND	D-1
APPENDIX E — RECORD DATE, OUTSTANDING SHARES AND INTERESTS OF CERTAIN PERSONS	E-1

v

PROPOSAL

APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION

Q. How will the Reorganization affect me?

A. Under the terms of the Reorganization, the assets of the Acquired Fund will be combined with those of the Acquiring Fund and you will become a shareholder of the Acquiring Fund. Following the Reorganization, you will receive shares of the Acquiring Fund that are equal in aggregate net asset value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization. Shareholders of Class A, Class C, Select Class, and Institutional Class Shares of the Acquired Fund will receive Class A, Class C, Select Class, and Institutional Class Shares, respectively, of the Acquiring Fund. Shareholders of Class B Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund.

Q. Why is the Reorganization being recommended?

A. The Acquired and Acquiring Funds are similar in terms of their investment objectives and policies, and thus have resulted in overlapping product offerings. The proposed Reorganization would consolidate these similar Funds.

In addition to eliminating the overlapping product offerings, the proposed Reorganization is expected to benefit shareholders by potentially creating operational and administrative efficiencies. See below for a discussion regarding the impact of the proposed Reorganization on the fees that you will pay.

Q. How will the Reorganization affect the fees to be paid by the Acquiring Fund, and how do they compare to the fees payable by the Acquired Fund?

The Acquiring Fund will not experience any contractual fee changes and the total annual fund operating expenses after fee waivers and expense reimbursements for each acquiring class, post Reorganization, will be equal to or less than those in place for the applicable class of the Acquired Fund prior to the Reorganization. J.P. Morgan Investment Management Inc. (“JPMIM”), JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) and JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”) have committed to waiving their fees and/or reimbursing the expenses of the Acquiring Fund, as needed, in order to maintain the total annual fund operating expenses after fee waivers and expense reimbursements (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Boards’ deferred compensation plan) at the level in effect immediately prior to the Reorganization for the acquired class until March 25, 2012. There is no guarantee such waivers/reimbursements will be continued after March 25, 2012.

The investment advisory fee for the Acquiring Fund is 35 basis points, 10 basis points lower than the investment advisory fee for the Acquired Fund. As noted above, Class B shareholders of the Acquired Fund will receive Class A Shares of the Acquiring Fund. The Acquiring Fund’s Class A Shares are subject to a distribution (Rule 12b-1) fee that is 50 basis points lower than the distribution (Rule 12b-1) fee for Class B Shares of the Acquired Fund.

Pro forma expense information is included for your reference in this Proxy Statement/Prospectus.

Q. Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with the Reorganization?

A. No. The full value of shares of the Acquired Fund will be exchanged for shares of the Acquiring Fund without any sales load, commission, redemption fee, or other transactional fee being imposed. JPMIM, JPMFM and/or JPMDS will waive their fees and/or reimburse the Funds in an amount sufficient to offset costs incurred by each Fund relating to the Reorganization, including any costs associated with the solicitation of proxies, but excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the Reorganization which will be borne by the Funds.

Q. Will I have to pay any federal income taxes as a result of the Reorganization?

A. The transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Acquired Fund and the Acquiring Fund. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q. What happens if the Reorganization Agreement is not approved?

A. If the Reorganization for the Acquired Fund is not approved by shareholders, then the Acquired Fund will remain in existence and continue within JPMorgan Trust I; and the Board of Trustees of the Fund will consider what, if any, additional steps to take.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

Proposed Reorganization

After considering the Reorganization, the Board of Trustees of JPMorgan Trust I (the “Board”) approved the Reorganization Agreement on November 17, 2010. Subject to the approval of the shareholders of the Acquired Fund, the Reorganization Agreement provides for the transfer of all of the assets and assumption of all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder, and the complete liquidation of the Acquired Fund.

Effects on share classes of the proposed Reorganization. If the Reorganization is approved by shareholders of the Acquired Fund, each holder of a Class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund, except that holders of Class B Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. The aggregate net asset value of the Class of shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the Class of shares of the Acquired Fund held by the Acquired Fund shareholders before the transfer.

The Reorganization is scheduled to be effective after the close of business on March 25, 2011, or on another date as the parties may agree (“Closing Date”). As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date.

See “INFORMATION ABOUT THE REORGANIZATION” below. For more information about the characteristics of the classes of shares offered by the Funds see “SUMMARY — COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS” below, as well as “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATION — Reasons for the Reorganization and Board Considerations,” the Board, including all of the Trustees not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), have concluded that the Reorganization would be in the best interests of the shareholders of the Acquired Fund, and that the interests of shareholders of the Acquired Fund would not be diluted as a result of the Reorganization and, therefore, have submitted the Reorganization Agreement for approval to the shareholders of the Acquired Fund. The Board recommends that shareholders of the Acquired Fund vote “FOR” the proposed Reorganization Agreement effecting the Reorganization.

For the Acquired Fund, approval of the Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund. More than 50% of the outstanding shares entitled to vote constitutes a quorum for the Meeting. Shareholders of the Acquired Fund are entitled to one vote for each dollar of net asset value represented by such shareholders’ shares as of the Record Date (as defined below) and a proportionate fractional vote with respect to the remainder of the net asset value of such shares, if any. Shares of all classes will vote together as a single class for the proposed Reorganization. See “VOTING INFORMATION” below.

As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will have received from Dechert LLP an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of the Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor. For more information about the federal income tax consequences of the Reorganization see “INFORMATION ABOUT THE REORGANIZATION — Federal Income Tax Consequences” below.

Effect of the Proposed Reorganization of the Acquired Fund

If shareholders of the Acquired Fund approve the Reorganization Agreement, shareholders of the Acquired Fund will become shareholders of a class of the Acquiring Fund on or about March 25, 2011, immediately after the closing of the Reorganization. Please note that both Funds are series of JPMorgan Trust I, a Delaware statutory trust. Therefore, if the Reorganization is approved, shareholders of the Acquired Fund will experience no change with respect to quorum requirements, powers of Trustees, and shareholder liability, among other organizational and governance matters.

Comparison of Investment Objectives and Main Investment Strategies

This section will help you compare the investment objectives and main investment strategies of the Acquired Fund and the Acquiring Fund.

Please be aware that this is only a brief discussion. For more information about the Funds’ investment objectives, investment strategies and principal risks, please see “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS,” beginning on page 14. A more thorough comparison of the Funds and their investment objectives and main investment strategies, as well as additional strategies and risks with respect to the Acquiring Fund, can be found in Appendix C. Additional information with respect to the Acquired Fund can be found in its prospectuses.

The investment objective of each Fund is identical. Each Fund’s investment objective is to provide high after tax total return from a portfolio of selected equity securities. Each Fund’s investment objective may be changed without shareholder approval.

Effective December 10, 2010, the Board approved certain revisions to the investment strategies for the Acquiring Fund to clarify the fact that the Acquiring Fund and Acquired Fund are currently being managed in a substantially similar manner. As revised, the investment strategies of the Acquiring Fund reflect that, under normal circumstances, the Acquiring Fund invests at least 80% of its Assets in equity securities, while the Acquired Fund invests at least 80% of its assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Funds, however, implement their strategies differently. While each Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies, the Acquired Fund may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Comparison of Fees and Expenses

Although operating expenses vary between the Funds and distribution and shareholder service fees differ among share classes, JPMIM, JPMFM and JPMDS have contractually agreed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to ensure that the total annual fund operating expenses after fee waivers and expense reimbursements for the share classes of the Acquiring Fund following the Reorganization are equal to or less than the total annual fund operating expenses after fee waivers and expense reimbursements (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board’s deferred compensation plan) in effect immediately prior to the Reorganization for the corresponding share classes of the Acquired Fund. These contractual fee waivers and/or reimbursements will stay in effect until March 25, 2012. There is no guarantee that such waivers and/or reimbursements will be continued after March 25, 2012.

The investment advisory fee for the Acquiring Fund is 35 basis points, 10 basis points lower than the investment advisory fee for the Acquired Fund. As noted above, Class B shareholders of the Acquired Fund will receive Class A Shares of the Acquiring Fund. The Acquiring Fund’s Class A Shares are subject to a distribution (Rule 12b-1) fee that is 50 basis points lower than the distribution (Rule 12b-1) fee for Class B Shares of the Acquired Fund.

The Annual Fund Operating Expenses table and Example table shown below (1) compare the current fees and expenses of each Fund, as of October 31, 2010 and (2) show the estimated fees and expenses for each class of shares of the combined fund, on a pro forma basis, as if the Reorganization occurred on November 1, 2009.

SHAREHOLDER FEES (Fees paid directly from your investment)
	JPMorgan Tax Aware U.S. Equity Fund					JPMorgan Tax Aware Equity Fund	JPMorgan Tax Aware Equity Fund (Pro Forma Combined)
	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Institutional Class Shares	Institutional Class Shares	Class A Shares	Class C Shares	Select Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE	NONE	NONE	NONE	5.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE (under $1 million)	5.00	1.00%	NONE	NONE	NONE	None (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your Investment)
	JPMorgan Tax Aware U.S. Equity Fund					JPMorgan Tax Aware Equity Fund	JPMorgan Tax Aware Equity Fund (Pro Forma Combined)
	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Institutional Class Shares	Institutional Class Shares	Class A Shares	Class C Shares	Select Class Shares	Institutional Class Shares
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	0.75%	0.00%	0.00%	0.00%	0.25%	0.75%	0.00%	0.00%
Other Expenses	0.42%	0.41%	0.42%	0.42%	0.27%	0.23%	0.38%	0.38%	0.38%	0.23%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.10%	0.10%	0.25%	0.25%	0.25%	0.10%
Remainder of Other Expenses	0.17%	0.16%	0.17%	0.17%	0.17%	0.13%	0.13%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	1.12%	1.61%	1.62%	0.87%	0.72%	0.59%	0.98%	1.48%	0.73%	0.58%
Fee Waivers and Expense Reimbursements	-0.07%[1]	-0.06%[1]	-0.07%[1]	-0.07%[1]	-0.17%[1]	-0.03%[2]	NONE [3]	NONE [3]	NONE [3]	-0.03%[3]

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.05%[1]	1.55%	1.55%[1]	0.80%[1]	0.55%[1]	0.56%[2]	0.98%[3]	1.48%[3]	0.73%[3]	0.55%[3]

1	JPMIM, JPMFM and JPMDS (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05%, 1.55%, 1.55%, 0.80% and 0.55% of the average daily net assets of Class A, Class B, Class C, Select Class and Institutional Class Shares, respectively. This contract continues through 2/28/11, at which time the Service Providers will determine whether or not to renew or revise it.
2	The Service Providers have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.55% of the average daily net assets. This contract continues through 2/28/11, at which time the Service Providers will determine whether or not to renew or revise it.
3	The Service Providers have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05%, 1.55%, 0.80% and 0.55% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. This contract continues through 3/25/12, at which time the Service Providers will determine whether or not to renew or revise it. In addition, as described in this Proxy Statement/Prospectus, JPMIM, JPMFM and JPMDS have contractually agreed to waive fees and/or reimburse expenses to prevent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board’s deferred compensation plan) for each class of shares of the Acquiring Fund post-Reorganization from exceeding the expense level of the corresponding acquired class of shares in effect prior to the Reorganization.

Example

This Example is intended to help you compare the cost of investing in the Acquired Fund, the Acquiring Fund and the combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through March 25, 2012 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

If You Sell Your Shares, Your Costs Would Be:
	JPMorgan Tax Aware U.S. Equity Fund				JPMorgan Tax Aware Equity Fund				JPMorgan Tax Aware Equity Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	626	856	1,103	1,811	N/A	N/A	N/A	N/A	620	821	1,038	1,663
Class B ($)	658	802	1,070	1,775	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class C ($)	258	504	875	1,916	N/A	N/A	N/A	N/A	251	468	808	1,768
Select Class ($)	82	271	475	1,066	N/A	N/A	N/A	N/A	75	233	406	906
Institutional Class ($)	56	213	384	879	57	186	326	735	56	183	321	723

If You Do Not Sell Your Shares, Your Costs Would Be:
	JPMorgan Tax Aware U.S. Equity Fund				JPMorgan Tax Aware Equity Fund				JPMorgan Tax Aware Equity Fund (Pro Forma Combined)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	626	856	1,103	1,811	N/A	N/A	N/A	N/A	620	821	1,038	1,663
Class B ($)	158	502	870	1,775	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class C ($)	158	504	875	1,916	N/A	N/A	N/A	N/A	151	468	808	1,768
Select Class ($)	82	271	475	1,066	N/A	N/A	N/A	N/A	75	233	406	906
Institutional Class ($)	56	213	384	879	57	186	326	735	56	183	321	723

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect each Fund’s performance. During the Funds’ most recent fiscal year, the Acquired Fund’s portfolio turnover was 44% and the Acquiring Fund’s portfolio turnover was 65% of the average value of their respective portfolios

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The distribution and shareholder servicing arrangements for each class of the Acquired Fund are substantially similar to those of the corresponding class of the Acquiring Fund. However, shareholders of Class B Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Class A Shares of the Acquiring Fund have a 5.25% maximum sales charge imposed on purchases as a percentage of the offering price, unlike Class B Shares of the Acquired Fund, which have no sales charge imposed on purchases but have a 5.00% maximum deferred sales charge as a percentage of the original cost of the Shares. Class B Shares of the Acquired Fund have a distribution (Rule 12b-1) fee of 0.75%, unlike Class A Shares of the Acquiring Fund, which have a distribution (Rule 12b-1) fee of 0.25%. For more information about the Acquiring Fund, please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B to this Proxy Statement/Prospectus. There will be no sales loads imposed on shareholders of the Acquired Fund receiving shares of the Acquiring Fund in connection with the Reorganization.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The procedures for making purchases, redemptions and exchanges of the Acquired Fund are substantially similar to those of the Acquiring Fund. Please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B to this Proxy Statement/Prospectus, except as set forth below.

As noted above, holders of Class B Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Below is a comparison among the purchase, redemption and exchange policies and procedures of these two share classes (the share classes have identical redemption policies).

	Class B Shares	Class A Shares
Purchase Policies and Procedures	Class B Shares may no longer be purchased or acquired by exchange from share classes other than Class B Shares. Any investment received by the Fund that is intended for Class B Shares will not be accepted and your investment will be returned.	Class A Shares may be purchased through a Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co., that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Class A Shares may also be purchased directly through JPMDS.

Investment Minimums	There is no applicable minimum for Class B shares since the class is not available for new purchases.	Class A shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum balance equal to the minimum initial investment in each Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Exchange Policies and Procedures	Class B Shares of the Fund may be exchanged for existing Class B Shares of another J.P. Morgan Fund.	Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix B to this Proxy Statement/Prospectus for more information.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of the Acquired Fund and the Acquiring Fund is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of the Acquired Fund and Acquiring Fund dated February 28, 2010, as supplemented. For a more detailed discussion comparing the Funds’ investment objectives and main investment strategies, as well as additional strategies and risks that apply to the Acquiring Fund, please see Appendix C.

	JPMorgan Tax Aware U.S. Equity Fund	JPMorgan Tax Aware Equity Fund
Investment Objective	The Fund’s goal is to provide high after tax total return from a portfolio of selected equity securities.	The Fund’s goal is to provide high after tax total return from a portfolio of selected equity securities.

Main Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies, but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large- and medium capitalization U.S. companies. Large and medium capitalizations are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so that they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limits its volatility to that of the overall market, as represented by this index.

Principal Risks

•   Equity Market Risk

•   Mid Cap Company Risk

•   Strategy Risk

•   Tax Aware Investing Risk

•   Foreign Securities Risk

•   Convertible Securities Risk

•   Government Securities Risk

•   Derivatives Risk

•   Redemption Risk

• Equity Market Risk • Mid Cap Company Risk • Strategy Risk • Tax Aware Investing Risk • Government Securities Risk • Derivatives Risk • Redemption Risk

Below is a description of these risks.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Tax Aware Investing Risk. A Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pretax income.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Government Securities Risk. Each Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Many derivatives create leverage thereby causing a Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Redemption Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Managing a Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing a Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Investment Policies

In addition to the investment objectives and strategies described above, each Fund has adopted certain fundamental and non-fundamental investment policies. The Funds’ fundamental and non-fundamental policies are identical. Fundamental investment policies may only be changed by a vote of a Fund’s shareholders, while the Board has the ability to change non-fundamental policies without a shareholder vote. Please refer to Appendix C for a summary of these fundamental and non-fundamental policies.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement by JPMorgan Trust I, attached to this Proxy Statement/Prospectus as Appendix A. The Reorganization Agreement provides that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, the Reorganization transaction is scheduled to occur after the close of business on the Closing Date. The net asset value per share of the Acquired Fund and the net asset value per share of the Acquiring Fund will be determined by dividing the Fund’s assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis. The method of valuation employed will be in accordance with the valuation procedures of the Acquiring Fund (which are identical to those of the Acquired Fund), and are described in the Acquiring Fund’s prospectuses and Statement of Additional Information.

The number of full and fractional shares of the Acquiring Fund you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares in the Acquired Fund as of the close of business of the NYSE, usually 4:00 p.m. New York time, on the Closing Date on a class-by-class basis. As promptly as practicable after the Closing Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization for each class of shares. The Acquired Fund will accomplish the liquidation and distribution with respect to each class of its shares by the transfer of the Acquiring Fund shares then credited to the account of the Acquired Fund onto the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders. The aggregate net asset value of Acquiring Fund shares to be credited to Acquired Fund shareholders will be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund of the corresponding class owned by Acquired Fund shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates in connection with such exchange.

After such distribution, the Acquired Fund will take all necessary steps under Delaware law, its Declaration of Trust and any other applicable law to effect a complete termination of the Acquired Fund.

The Board has determined with respect to the Funds that participation in the Reorganization is in the best interests of each of the Funds and that the interests of the shareholders of each of the Funds will not be diluted as a result of the Reorganization. JPMIM, JPMDS and/or JPMFM will waive their fees and/or reimburse the Fund, as needed, in an amount sufficient to offset the costs incurred by the Fund relating to the Reorganization, including the cost of any proxy soliciting, but excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets incurred in connection with the Reorganization.

The Reorganization Agreement may be terminated and the Reorganization may be abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the Acquired Fund, if circumstances should develop that, in the Board’s opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Funds may waive compliance with any of the covenants or conditions made therein for the benefit of any Funds, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Acquired Fund; and (ii) the Acquiring Fund and the Acquired Fund receive an opinion from Dechert LLP (or other suitable counsel) that the transactions contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

Approval of the Reorganization Agreement by and for the Acquired Fund will require the affirmative vote of the shares of the Acquired Fund, as described below. See “VOTING INFORMATION” below.

Shareholders of record of the Acquired Fund as of the Closing Date will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Acquiring Fund’s Shares

Full and fractional shares of the Class A, Class C, Select Class and Institutional Class shares of the Acquiring Fund, as applicable, will be issued to the Acquired Fund’s shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Acquiring Fund does not issue share certificates. The shares of the Acquiring Fund to be issued to Acquired Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, as more fully described below in “How to Do Business with the Acquiring Fund and Shareholder Information” attached as Appendix B to this Proxy Statement/Prospectus.

Reasons for the Reorganization and Board Considerations

As noted above, the proposed Reorganization has been approved by the Board.

The proposed Reorganization was presented for consideration to the Board and was approved at a meeting on November 17, 2010. Following presentations by JPMIM and JPMFM, the Board, including all of the Independent Trustees, determined that (1) the proposed Reorganization would be in the best interests of each Fund, and (2) the proposed Reorganization would not result in the dilution of the interests of either Funds’ shareholders.

In recommending that shareholders approve the Reorganization, the Board considered a number of factors, including the following:

•	the elimination of overlapping or similar product offerings;

•	the similarity of the investment objective, strategies, and policies of the Acquired Fund with those of the Acquiring Fund;

•	the investment performance of the Acquiring Fund as compared to that of the Acquired Fund;

•	the relative size of the Acquiring and Acquired Funds;

•	the effect the Reorganization would have on annual fund operating expenses, shareholder fees and expenses;

•	the direct and indirect federal income tax consequences of the Reorganization, including the availability of capital loss carryforwards;

•

JPMIM, JPMFM and JPMDS will waive their fees and/or reimburse expenses of the Funds, as needed, in an amount sufficient to offset the costs incurred by the Funds relating to the Reorganization. These waivers and reimbursements will not include brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets; and

•	any potential dilutive factors of the Reorganization.

The Board considered the potential consequences to shareholders of the Funds from the Reorganization. In their deliberations, each Trustee may have attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them, and their determinations were made separately with respect to each Fund. The Trustees also took into account those interests of the Acquired Fund that were in common with those of the Acquiring Fund for which Reorganization is proposed.

Significantly in this respect, JPMIM, JPMDS and JPMFM have contractually agreed to waive their fees or reimburse the expenses of the Acquiring Fund, as needed, in order to assure that, for the Acquired Fund in the Reorganization, the total annual fund operating expenses after fee waivers and expense reimbursements for the Acquiring Fund is equal to or less than the total annual fund operating expenses after fee waivers and expense reimbursements (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board’s deferred compensation plan) in effect immediately prior to the Reorganization for the acquired class. These contractual fee waivers or reductions and expense reimbursements will continue in effect through March 25, 2012. There is no guarantee such waivers/reimbursements will be continued after March 25, 2012.

The Board also noted favorably that the Reorganization would be structured as a federal tax-free transaction. For purposes of federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders. Additionally, as a result of the Reorganization, the Acquired Fund and its shareholders are not expected to lose the benefit of certain tax losses that may be used to offset or defer the distribution of future gains. However, any Acquired Fund tax losses available after the application of the loss limitation rules would be spread over the larger asset base of the combined Fund, and the potential tax benefits would be spread over a larger shareholder base. The Board also noted that JPMIM, JPMFM and/or JPMDS, would waive fees or reimburse the Funds for the costs and expenses of the Reorganization, as needed, except for brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets, which would be borne by the Funds.

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE REORGANIZATION.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1) The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(2) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3) The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(5) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7) The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets.

The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Counsel will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

The Acquiring Fund’s ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Fund or the Acquired Fund may be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganization, only that percentage of the Acquiring Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) as corresponds to the portion of its year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the Acquired Fund. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

Based on data through October 31, 2010, the Reorganization is not expected to result in loss limitations and loss forfeitures. However, since the Reorganization is not expected to close until March 2011, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganization. Further, a Fund’s ability to use a loss (even in the absence of Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses. In addition, absent the Reorganization, the Acquired Fund would be limited to using its capital loss carryforwards in each of the eight taxable years succeeding the loss year.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

J.P. Morgan Investment Management Inc. is the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), a bank holding company. The Reorganization will not result in a change in the Acquired Fund’s adviser.

During the most recent fiscal year ended October 31, 2010, the adviser was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Tax Aware Equity Fund	0.35%
JPMorgan Tax Aware U.S. Equity Fund	0.38%

A discussion of the basis the Board used in reapproving the investment advisory agreement for the Funds is available in the annual report for the most recent fiscal year ended October 31.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers.

Performance of the Acquiring Fund

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

This section provides some indication of the risks of investing in the Acquiring Fund. The bar chart shows how the performance of the Acquiring Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500® Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Acquiring Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Tax Aware Equity Fund (Institutional Class Shares)

Best Quarter	2nd quarter, 2009	16.01%
Worst Quarter	4th quarter, 2008	-21.04%

The Fund’s year-to-date total return through 9/30/10 was 2.40%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2009)

	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	30.62%	0.78%	(0.75)%
Return After Taxes on Distributions	30.31	0.55	(1.00)
Return After Taxes on Distributions and Sale of Fund Shares	20.21	0.66	(0.71)

S&P 500® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	26.46	0.42	(0.95)

LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	28.15	0.61	(1.20)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situations and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ADDITIONAL INFORMATION ABOUT

THE ACQUIRING FUND AND ACQUIRED FUND

Information about the Acquiring Fund and the Acquired Fund is included in (i) the prospectuses of the J.P. Morgan Tax Aware Funds dated February 28, 2010, as supplemented; (ii) the SAI for the J.P. Morgan Tax Aware Funds filed February 28, 2010; and (iii) the Annual Reports for each Fund for the 12-month period ended October 31, 2010.

Copies of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the relevant Fund at (800) 480-4111, by writing to the relevant Fund at J.P. Morgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or (with the exception of the Proxy Statement/Prospectus) by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

JPMorgan Trust I is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Room, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates, or on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights

The financial highlights of the Acquiring Fund are provided in Appendix D. Certain information reflects financial results for a single Fund share of each class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). The information in the financial highlights tables been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements are included in the Fund’s annual report, which is incorporated by reference. All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

Distributor

JPMorgan Distribution Services, Inc. (“JPMDS”), whose address is 245 Park Avenue, New York, NY 10167, serves as the distributor to the Acquiring Fund. JPMDS is an affiliate of JPMIM and JPMorgan Chase Bank, N.A., and is a direct, wholly-owned subsidiary of JPMorgan Chase.

Administrator

JPMorgan Funds Management, Inc. (“JPMFM”), whose address is 1111 Polaris Parkway, Columbus, Ohio 43240, serves as administrator for the Trusts. JPMFM is an affiliate of JPMIM and is an indirect, wholly-owned subsidiary of JPMorgan Chase.

FORM OF ORGANIZATION

Each Fund is a series of JPMorgan Trust I, an open-end management investment company formed as a Delaware statutory trust on November 12, 2004 pursuant to a Declaration of Trust dated November 5, 2004. JPMorgan Trust I is governed by a Board of Trustees consisting of thirteen members.

CAPITALIZATION

Only shareholders of record at the close of business on December 20, 2010 (the “Record Date”) will be entitled to receive notice of, and to vote at, the Meeting.

The following table shows the capitalization of the Acquiring Fund and the Acquired Fund as of October 31, 2010, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma net asset values per share assume the issuance of shares of the Acquired Fund, which would have occurred at November 1, 2010 in connection with the proposed Reorganization. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

	JPMorgan Tax Aware U.S. Equity Fund	JPMorgan Tax Aware Equity Fund	Pro Forma Adjustments	JPMorgan Tax Aware Equity Fund (Pro Forma Combined)
Class A*
Net Assets (000’s)	$4,207	$—	$389	$4,596
Shares Outstanding (000’s)	273	—	2	275
Net Asset Value Per Share	$15.43	$—	$—	$16.71

Class B**
Net Assets (000’s)	$389	$—	$(389)	$—
Shares Outstanding (000’s)	25	—	(25)	—
Net Asset Value Per Share	$15.26	$—	$—	$—

	JPMorgan Tax Aware U.S. Equity Fund	JPMorgan Tax Aware Equity Fund	Pro Forma Adjustments	JPMorgan Tax Aware Equity Fund (Pro Forma Combined)
Class C
Net Assets (000’s)	$1,125	$—	$—	$1,125
Shares Outstanding (000’s)	74	—	(7)	67
Net Asset Value Per Share	$15.17	$—	$—	$16.71

Select Class
Net Assets (000’s)	$207,249	$—	$—	$207,249
Shares Outstanding (000’s)	13,416	—	(1,013)	12,403
Net Asset Value Per Share	$15.45	$—	$—	$16.71

Institutional Class
Net Assets (000’s)	$24,805	$472,717	$—	$497,522
Shares Outstanding (000’s)	2,522	28,296	(1,038)	29,780
Net Asset Value Per Share	$9.84	$16.71	$—	$16.71

*	The Acquiring Fund’s Class A, Class C and Select Class Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Fund’s Class A, Class C and Select Class Shares.
**	If the Reorganization is approved by shareholders, Class B shareholders of the Acquired Fund will receive Class A Shares of the Acquiring Fund when the Reorganization is completed on the Closing Date.

DIVIDENDS AND DISTRIBUTIONS

The Funds typically pay dividends quarterly. The Funds generally distribute net investment income, if any, at least annually. The Funds will distribute net realized capital gains, if any, at least once a year. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares;

•	or take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting with respect to the Acquired or Acquiring Fund. If, however, any other matters are properly brought before the Meeting, the persons named on the accompanying proxy card will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

JPMorgan Trust I shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of J.P. Morgan Funds at 245 Park Avenue, New York, NY 10167, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholder communications received during the prior quarter, which summary shall identify the substance of such communications.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of the Acquired Fund to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of Special Meeting of Shareholders and a proxy card, is first being mailed to shareholders of the Acquired Fund on or about [February 1, 2011]. Only shareholders of record on the Record Date will be entitled to notice of, and to vote at, the Meeting, and any adjournment or postponement thereof. If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted “FOR” approval of the Reorganization Agreement and “FOR” any other matters the proxies deem appropriate. Shareholders also may vote by telephone or over the Internet, as described on the enclosed proxy card.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the J.P. Morgan Funds a subsequently dated proxy, (2) delivering to the J.P. Morgan Funds a written notice of revocation at the address on the cover of this Proxy Statement/Prospectus, or (3) otherwise giving notice of revocation in an open meeting, in all cases prior to the exercise of the authority granted in the proxy card. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Proxy Solicitation

Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of JPMIM and its affiliates or by proxy soliciting firms retained by the Funds. JPMFM has retained Computershare Fund Services (“Computershare”), a proxy solicitor, to assist in the solicitation of proxy cards primarily by contacting shareholders by telephone and facsimile. By contract with JPMFM, Computershare, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third party shareholder information; and (iii) required to comply with applicable state telemarketing laws.

Although JPMFM has retained Computershare, because a majority of the shares of the Acquired Fund are held by an affiliate of the Acquired Fund, the Acquired Fund does not expect solicitation to occur. Therefore, there is not expected to be any cost of retaining a proxy solicitor. The cost of retaining such proxy solicitor will be deemed an expense relating to the Meeting. JPMIM and its affiliates will waive their fees or reimburse expenses to the extent necessary to cover the costs of the solicitation. In addition, JPMIM and its affiliates may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners.

As the meeting date approaches, shareholders of the Acquired Fund may receive a call from a representative of JPMIM, an affiliate of JPMIM or Computershare (each a “Solicitor”) if the Acquired Fund has not yet received its vote. Authorization to permit a Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Acquired Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, a Solicitor is required to obtain information from the shareholder to verify the shareholder’s identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

If the shareholder information solicited agrees with the information provided to the Solicitor by the Acquired Fund, the Solicitor has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. The Solicitor, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Solicitor will record the shareholder’s instructions on the card. Within 72 hours, the Solicitor will send the shareholder a letter confirming the shareholder’s vote and asking the shareholder to call a Solicitor immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

Quorum

More than 50% of the outstanding shares entitled to vote constitutes a quorum for the Meeting. Because an affiliate of the Acquired Fund has discretionary voting authority over a majority of the Acquired Fund’s shares, the Acquired Fund expects to have a quorum for the transaction of business at the Meeting.

Vote Required

If a quorum is present at the relevant Meeting, under the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund is required to approve the Reorganization Agreement. A majority is defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund.

Shareholders of the Acquired Fund are entitled to one vote for each dollar of net asset value represented by such shareholder’s shares as of the Record Date and a proportionate fractional vote with respect to the remainder of the net asset value of such shares, if any. Shares of all classes vote together as a single class. As noted above, a majority of the Acquired Fund’s shares are held by an affiliate of the Acquired Fund, which is expected to vote in favor of the Reorganization.

Effect of Abstentions and Broker “Non-Votes”

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Fund as inspectors of elections (also known as “tellers”) for the Meeting. The tellers will count the total number of votes cast “FOR” approval of the Reorganization for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by properly executed proxy cards that constitute abstentions and “broker non-votes” as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum, but will have the effect of a negative vote on the proposals. “Broker non-votes” are proxies for shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Adjournments

In the event that sufficient votes to approve a proposal are not received, a person named as proxy may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by a majority of the shares represented at the Meeting, either in person or by proxy. For purposes of calculating a vote to adjourn the Meeting, “broker non-votes” will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. In addition, shares represented by properly executed proxy cards that constitute abstentions will have the effect of a vote against any such adjournment. In the event of an adjournment, no further notice is needed other than an announcement at the Meeting to be adjourned, except if the adjournment is for more than 60  days from the date set for the original meeting or a new record date is fixed for the adjourned meeting.

Shareholder Proposals

You may request inclusion in the J.P. Morgan Fund’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The J.P. Morgan Funds are not required to hold regular meetings of shareholders, and in order to minimize costs, do not intend to hold meetings of the shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the J.P. Morgan Funds’ management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date, Outstanding Shares and Interests of Certain Persons

Only shareholders of record of the Acquired Fund at the close of business on the Record Date are entitled to receive notice of, and to vote at, the Meeting and at any postponement or adjournment thereof. Please see Appendix E for information pertaining to the outstanding shares and interests of certain persons in the Acquired Fund.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the J.P. Morgan Funds will be passed upon by Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036 (or other suitable counsel).

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE JPMORGAN TAX AWARE U.S. EQUITY FUND APPROVE THE REORGANIZATION AGREEMENT.

APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about JPMorgan Trust I, a Delaware statutory trust. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF REORGANIZATION AGREEMENT AMONG SERIES OF JPMORGAN TRUST I

JPMORGAN TRUST I

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this      day of             , 2010, by JPMorgan Trust I, a Delaware statutory trust (the “Trust”), on behalf of the JPMorgan Tax Aware Equity Fund (formerly JPMorgan Tax Aware Disciplined Equity Fund) (the “Acquiring Fund”) and the JPMorgan Tax Aware U.S. Equity Fund (the “Acquired Fund”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (3) the distribution of the Acquiring Fund Shares to the Shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Trustees of the Trust have determined that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of such Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund, and that the interests of the existing Shareholders of the Acquiring Fund would not be diluted as a result of these transactions; and

WHEREAS, the Trustees of the Trust have determined that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing Shareholders of the Acquired Fund would not be diluted as a result of these transactions;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATION

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Acquired Fund a number of full and fractional shares of beneficial interest of the Acquiring Fund of the respective class (the “Merger Shares”) set forth on Schedule A having an aggregate net asset value equal to the value of the properties and assets of the Acquired Fund attributable to the shares of the Acquired Fund on such date less the value of the liabilities of the Acquired Fund attributable to those shares of the Acquired Fund as of the time and date set forth in paragraph 3.1, determined by dividing the value of such Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2 The property and assets of the Acquired Fund to be sold, assigned, conveyed, transferred and delivered to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date, as defined below. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its Shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Trust, on behalf of the Acquired Fund, shall (a) distribute to its Shareholders of record as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Trust, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets of the Acquired Fund shall be determined as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the Acquiring Fund would use in determining the fair market value of its assets and liabilities.

2.2 The net asset value per share of the Acquiring Fund’s Acquiring Fund Shares shall be determined to the nearest 1/1000 of a cent on the Valuation Date, using the valuation procedures established by the Board of Trustees of the Trust (the “Board”).

2.3 The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined with respect to the Acquired Fund by dividing the value of the net assets with respect to the Acquired Fund Shares, determined as set forth in paragraph 2.1, by the net asset value of the Acquiring Fund Shares, determined as set forth in paragraph 2.2.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be March 25, 2011, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The “close of business” on the Closing Date shall be as of 5:00 p.m., New York time. The Closing shall be held at the offices of J.P. Morgan Investment Management Inc. or at such other time and/or place as the parties may agree.

3.2 The Acquired Fund shall direct JPMorgan Chase Bank, N.A. (“JPMCB”), as custodian for the Acquired Fund (“Acquired Fund Custodian”), to deliver to the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to JPMCB, as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets of the Acquired Fund deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to the Acquiring Fund Custodian on the Closing Date.

3.3 The Acquired Fund shall direct Boston Financial Data Services, Inc., in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of Acquired Fund Shares owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that at the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of either the Acquired or Acquiring Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Fund in Schedule 4.1 to this Agreement, the Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly established as a series of the Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Agreement and Declaration of Trust (collectively, the “Charter”), as amended, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. The Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1.

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“ 1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or by-laws of the Trust, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date.

Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2010, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied. Such statements (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since October 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment policies. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Acquired Fund has distributed or, with respect to its taxable year most recently ended and its taxable year ending on the Closing Date, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust,

on behalf of the Acquired Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. The Acquired Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary trust action on the part of the Board of the Acquired Fund, and by the approval of the Acquired Fund’s Shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The combined proxy statement and prospectus (“Proxy Statement/Prospectus”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund and the Trust, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to the Acquired Fund in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly established as a series of the Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Charter, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. The Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2.

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Charter or bylaws of the Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at October 31, 2010, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied. Such statements (true and correct copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since October 31, 2010, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment policies. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, as applicable, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation, the Acquiring Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Acquiring Fund has distributed or, with respect to its taxable year most recently ended, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(k) All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust, on behalf of the Acquiring Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Trust, on behalf of the Acquiring Fund.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Proxy Statement/Prospectus to be included in the Registration Statement, insofar as it relates to the Acquiring Fund, the Trust and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

The Acquiring Fund and the Acquired Fund hereby further covenant as follows:

5.1 Each of the Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 The Trust will call a meeting of the Shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”). The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Acquired Fund covenants that it will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Acquiring Fund shall not change its Charter, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at their own election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as the Acquired

Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund has title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquired Fund’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and the Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Fund shall reasonably request.

6.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the election of the Trust, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Trust, on behalf of the Acquired Fund. The Trust shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by the President or Vice President and the Treasurer or Assistant Treasurer of the Trust, in a form reasonably satisfactory and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the

Charter and by-laws of the Trust, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 With respect to the Reorganization, the parties shall have received an opinion of Dechert LLP dated the Closing Date, substantially to the effect that for federal income tax purposes: (i) The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code; (ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) The Acquiring Fund’s tax basis in the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization ; (iv) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset); (v) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares by the Acquired Fund to the shareholders of the Acquired Fund in liquidation; (vi) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares; (vii) The aggregate tax basis of Acquiring Fund Shares that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Fund exchanged therefor; (viii) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets. Dechert LLP will express no view with respect to the effect of the transaction on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction. The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Acquired Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Dechert LLP’s opinion. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6 The Acquiring Fund and Acquired Fund shall have received the opinion of Dechert LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to the Acquiring Fund and the Acquired Fund) substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of the Acquiring Fund, and its authorized officers, (a) The Trust is duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of the Trust; the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquired Fund by and on behalf of the Acquiring Fund of the Assumption Instrument, the Acquiring Fund will have duly assumed such liabilities; (b) the Trust is a duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of the Trust; the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquiring Fund by and on behalf of the Acquired Fund of the Transfer Instruments against payment therefore, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (c) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and the Acquired Fund and, assuming the Registration Statement and Proxy Statement comply with applicable federal securities laws, constitutes the valid and binding obligation of the Acquiring Fund and Acquired Fund, enforceable against the Acquiring Fund and Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (d) the Acquiring Fund Shares to be issued for transfer to the Acquired Fund’s shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by the Acquiring Fund against delivery of all of the assets of the Acquired Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Charter or bylaws of the Trust or result in a violation of the terms and provision of the agreements to which the Trust or the Acquiring Fund or the Acquired Fund is a party or by which either the Trust, the Acquiring Fund or the Acquired Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Delaware state court or governmental body is required for the consummation by the Trust, the Acquiring Fund and the Acquired Fund of the transactions contemplated by the Agreement, except such as have been obtained; (f) to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Trust or the Acquiring Fund or Acquired Fund or any of their respective properties or assets; to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, neither the Trust nor the Acquiring Fund or Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, there is no legal or governmental proceeding relating to the Trust, the Acquiring Fund or the Acquired Fund pending on or before the date of mailing of the Proxy Statement/Prospectus or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (g) the Trust is registered with the Commission as an investment company under the 1940 Act; and (h) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (1) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (2) no proceedings for that purpose have been instituted or threatened by the Commission.

8.7 The Assets of the Acquired Fund will include no assets which the Acquiring Fund, by reason of limitations contained in its Charter or of investment policies disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.0	INDEMNIFICATION

9.1 The Acquiring Fund, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund, as applicable of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Fund, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquired Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.0	BROKERAGE FEES AND BROKERAGE EXPENSES

10.1 The Trust, on behalf of the Acquired Fund and Acquiring Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. will waive their fees and/or reimburse each Fund in an amount sufficient to offset the costs incurred by the Fund relating to the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a Shareholders’ meeting pursuant to paragraph 5.2. The costs of the Reorganization will not include brokerage fees and brokerage expenses related to the disposition and acquisition of portfolio assets. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to the Acquiring Fund or the Acquired Fund by resolution of the Board of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Trust, at 245 Park Avenue, New York, NY 10167, in each case to the attention of the Trust’s secretary and with a copy to Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, attn: Jon S. Rand.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to the Acquiring Fund to be required by law, and, further, the Acquiring Fund will issue stop transfer instructions to its transfer agent with respect to the Acquiring Fund Shares. The Acquired Fund shall provide the Acquiring Fund on the Closing Date with the name of any Acquired Fund Shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

[THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

JPMorgan Trust I, on behalf of its series on Schedule A
By:
Name:
Title:

With respect to paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.	JPMorgan Distribution Services, Inc.
By:	By:
Name:	Name:
Title:	Title:

JPMorgan Funds Management, Inc.
By:
Name:
Title:

Schedule A

Acquired Fund		Acquiring Fund
JPMorgan Tax Aware U.S. Equity Fund		JPMorgan Tax Aware Equity Fund

Class A	g	Class A

Class B	g	Class A

Class C	g	Class C

Select Class	g	Select Class

Institutional Class	g	Institutional Class

APPENDIX B

HOW TO DO BUSINESS WITH THE ACQUIRING FUND AND SHAREHOLDER INFORMATION

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares. See “How do I open an account?”

•

Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. New York time will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (“ACH”) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. New York time. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1. Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2. Purchases, redemptions and exchanges made on a systematic basis,

3. Automatic reinvestments of dividends and distributions,

4. Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5. Bona fide asset allocation programs.

Please see the Acquiring Fund’s Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity.

Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This Proxy Statement/Prospectus offers Class A, Class C, Select Class and Institutional Class Shares. Class A and Class C Shares are available to the general public. Select Class and Institutional Class Shares are available to those investors meeting the classes’ minimum and eligibility requirements.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this Proxy Statement/Prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more, and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (“CDSC”) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares and are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class and Institutional Class Shares

Select Class and Institutional Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirement to purchase Select Class and Institutional Class Shares. The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Institutional Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this Proxy Statement/Prospectus. Select Class Shares also may a good choice, as they offer the next lowest expenses of the share classes offered in this Proxy Statement/Prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than Class C Shares; however, Select Class and Institutional Class Shares have no Rule 12b-1 fees.

How much do shares cost?

Shares are sold at net asset value (“NAV”) per share, plus a sales charge, if any. This is also known as the offering price.

Each class of shares in the Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the J.P. Morgan Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. New York time. On occasion, the NYSE will close before 4:00 p.m. New York time. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases. Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

For Class A, Class C and Select Class Shares, minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For Institutional Class Shares, investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) and 403(b)) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your JPMorgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. New York time on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your JPMorgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members of, J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class and Institutional Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “INFORMATION ABOUT MANAGEMENT OF THE FUNDS.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

Total Sales Charge For Fund1

Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.
*	There is no front-end sales charges for investments of $1 million or more in the Fund.
**

If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all Class A Shares of a J.P. Morgan Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of

Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information of the Acquiring Fund for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

1. Your account(s);

2. Account(s) of your spouse or domestic partner;

3. Account(s) of children under the age of 21 who share your residential address;

4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5. Solely controlled business accounts; and

6. Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Fund or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Acquiring Fund’s Statements of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4. Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code.)

•	Washington Management Corporation and its subsidiaries and affiliates.

5. Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6. Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7. Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8. Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9. Bought when one Fund invests in another J.P. Morgan Fund.

10. Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11. Purchased during a J.P. Morgan Fund’s special offering.

12. Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

13. Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank and Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares of the Fund within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0-1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1. If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2. Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3. If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4. That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5. That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6. That are involuntary and result from a failure to maintain the required minimum balance in an account.

7. Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8. Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9. If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1. Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2. Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its own expense and out of its legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, Short-Intermediate Municipal Bond Fund and Limited Duration Bond Fund (collectively, the “Short Term Bond Funds”) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. New York time (or before the NYSE closes, if the NYSE closes before 4:00 p.m. New York time).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of a Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchange.

2. The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3. If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class or Institutional Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. New York time (or before the NYSE closes, if the NYSE closes before 4:00 p.m. New York time) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1. A financial institution; or

2. Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption request before 4:00 p.m. New York time (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1. Yes, with respect only to Class and Class C Shares.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2. If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Acquiring Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5. You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1. To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2. If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1. Trading on the NYSE is restricted;

2. The NYSE is closed (other than weekend and holiday closings);

3. Federal securities laws permit;

4. The SEC has permitted a suspension; or

5. An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Acquiring Fund’s Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

DISTRIBUTIONS AND TAXES

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund typically pays dividends quarterly. The Fund generally distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gains, if any, at least once a year. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year of such shareholder beginning before January 1, 2013 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Distributions that are properly designated as exempt-interest dividends generally are not subject to federal income tax but may be subject to state and local taxes, and in certain instances, may result in liability for the federal alternative minimum tax, both for individual and corporate shareholders. You should consult your tax advisor concerning your own tax situation.

Shareholders who receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in the Fund may have on the federal taxation of their benefits. Tax exempt dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares of the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2013 generally will be taxed at a maximum rate of 15%. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in foreign securities may be subject to foreign withholding and/or other taxes. In that case, a Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, derivative instruments, and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though a Fund will not receive the principal, including any increases thereto, until maturity.

Please see the Statement of Additional Information of the Acquiring Fund for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Acquiring Fund’s Statement of Additional Information.

APPENDIX C

COMPARISON OF INVESTMENT OBJECTIVES, MAIN INVESTMENT STRATEGIES AND

INVESTMENT POLICIES, AND INFORMATION REGARDING FUND MANAGERS AND ACQUIRING FUND’S INVESTMENT PROCESSES AND ADDITIONAL STRATEGIES AND RISKS

I.	Comparison of Investment Objectives, Main Investment Strategies and Fund Managers

Investment Objectives

Each Fund’s goal is to provide high after tax total return from a portfolio of selected equity securities.

Investment Strategies

The Acquiring Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large- and medium capitalization U.S. companies. Large and medium capitalization companies are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so that they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

The Acquired Fund

Under normal circumstances, the Acquired Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Acquired Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies, but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Acquired Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Acquired Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Acquired Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Acquired Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Acquired Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Strategies Applicable to Both Funds

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which each Fund can invest. Each Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments and for risk management.

Equity securities in which each Fund invests are common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Each Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains by minimizing the net gains available for distribution. In addition, each Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.

Each Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

Fund Managers

The Funds have the same portfolio manager. Susan Bao, Managing Director of JPMIM and CFA charterholder, has managed each Fund since 2008. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Ms. Bao manages Large Cap Core mandates and co-manages the Large Cap Core Plus (130/30) strategy.

Investment Process

In managing each Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Acquiring Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions

The frequency with which the Acquiring Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.

II.	Additional Information About the Acquiring Fund’s Investment Strategies and Risks

Investment Strategies

As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The Fund may invest in shares of exchange traded funds (“ETFs”), affiliated money market funds and other investment companies. ETFs are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

The Fund may invest any portion of its total assets that are not in equity securities or fixed-income securities in high quality money market instruments and repurchase agreements.

Investment Risks

There can be no assurance that the Fund will achieve its investment objectives.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Municipal Obligations Risk. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when a Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (which is the risk that the derivative counterparty will not fulfill its contractual obligations), and to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

What is a Derivative?

Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Temporary Defensive Purposes

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objective.

What is a Cash Equivalent?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

Tax Aware Investing

Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax until a Fund sells the appreciated security). The Fund seeks to minimize income distributions and distributions of realized short-term capital gain (taxed as ordinary income). Among the techniques and strategies used in the tax-efficient management for the Fund are the following:

•	employing a long-term approach to investing;

•	attempting to minimize net realized short-term capital gain; and

•	selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

The Fund generally intends to pay redemption proceeds in cash; however, the Fund reserves the right at its sole discretion to pay redemptions over $250,000 in-kind.

An in-kind redemption payment can shield the Fund — and other shareholders — from tax liabilities that might otherwise be incurred if the Fund has to sell portfolio securities in order to satisfy redemptions.

Investors can expect the Fund generally to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

III.	Comparison of Fundamental and Non-Fundamental Investment Policies

In addition to the investment objectives and strategies described above, each Fund has adopted identical fundamental and non-fundamental investment policies. The paragraphs below summarize these fundamental and non-fundamental policies.

Fundamental Investment Policies: Both Funds

A.	Diversification

Each Fund may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

B.	Industry Concentration

Each Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

C.	Issuing Senior Securities

Each Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

D.	Borrowing Money

Each Fund may not borrow money, except to the extent permitted by applicable law.

E.	Underwriting Securities

Each Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act, as amended.

F.	Purchasing or Selling Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

G.	Purchasing or Selling Physical Commodities

Each Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

H.	Making Loans

Each Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies: Both Funds

A.	Illiquid Securities

Each Fund may not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

B.	Purchasing Securities on Margin and Short Sales

Each Fund may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

C.	Securities of Open-End Investment Companies or Registered Unit Investment Trusts

Each Fund may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto. Additionally, each Fund may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

D.	Borrowing Money

Each Fund may borrow money from banks for temporary or short-term purposes. However, the Funds may not borrow money to buy additional securities, which is known as “leverage.”

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUND

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Institutional Class
	Per share operating performance								Ratios/Supplemental data
		Investment operations					Distributions				Ratios to average net assets
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate
Tax Aware Equity Fund
Year Ended October 31, 2010	$14.64	$0.20		$2.07		$2.27	$(0.20)	$16.71	15.64%	$472,717	0.55%	1.27%		0.58%	65%
Year Ended October 31, 2009	13.09	0.24	(c)	1.55	(c)	1.79	(0.24)	14.64	14.03 (c)	385,639	0.55	1.79	(c)	0.61	84
Year Ended October 31, 2008	20.82	0.33		(7.74)		(7.41)	(0.32)	13.09	(35.95)	418,947	0.55	1.83		0.59	65
Year Ended October 31, 2007	18.58	0.28		2.23		2.51	(0.27)	20.82	13.61	723,980	0.55	1.41		0.59	30
Year Ended October 31, 2006	16.16	0.23		2.42		2.65	(0.23)	18.58	16.54	621,508	0.55	1.40		0.59	26

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the net investment income (loss) per share would have been $0.22, the net realized and unrealized gains (losses) on investments per share would have been $1.54, the total return would have been 13.87%, and the net investment income (loss) ratio would have been 1.73%.

SEE NOTES TO FINANCIAL STATEMENTS.

D-1

APPENDIX E

RECORD DATE, OUTSTANDING SHARES

AND INTERESTS OF CERTAIN PERSONS

There were 16,154,442 shares of the Acquired Fund that were outstanding and entitled to vote as of the close of business on the Record Date.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquired Fund or Acquiring Fund. Shareholders indicated below holding greater than 25% or more of a Fund are “controlling persons” of that Fund under the 1940 Act.

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Tax Aware U.S. Equity Fund
Class A	Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1100	5.18%	0.09%	0.03%

	First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	41.54%	0.75%	0.25%

Class B	NFS LLC FEBO Rodney K. Geranis 4750 Woodard Way, Apt C8 Liverpool, NY 13088-4659	5.07%	0.01%	0.00%

	First Clearing, LLC Tina T. Grossman Trust Allan H. Grossman TTEE ET AL 633 Bridgeway Lane Naples, FL 34108-2745	6.89%	0.01%	0.00%

	Lauren D. Shockey 32 Washington Sq. West, Apt 6W New York, NY 10011-0030	10.07%	0.01%	0.00%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr. East, Fl 3 Jacksonville, FL 32246-6484	15.40%	0.02%	0.01%

	UBS WM USA Omni Acount M/F Attn: Department Manger 499 Washington Blvd., Fl 9 Jersey City, NJ 07310-2055	15.80%	0.02%	0.01%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
Class C	NFS LLC FEBO Paul K. Odland Barbara R. Odland P.O. Box 333 Beulah, MI 49617-0333	6.04%	0.03%	0.01%

	Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1100	6.58%	0.03%	0.01%

	LPL Financial Services 9785 Towne Centre Dr. San Diego, CA 92121-1968	8.12%	0.04%	0.01%

	First Clearing, LLC Kevin P. Foote & Ann Parker Foote JT Ten 8940 Vandegriff Way Maple Grove, MN 55311-1149	8.42%	0.04%	0.01%

	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Fl 333 West 34th St. New York, NY 10001-2402	14.57%	0.07%	0.02%

	MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 4800 Dear Lake Drive East 2nd Fl Jacksonville, FL 32246-6484	28.45%	0.13%	0.04%

Select Class	JPMorgan Chase Bank, N.A. FBO Clients P.O. Box 160 Westerville, OH 43086-0160	94.36%	81.51%	26.56%

Institutional Class	JPMorgan Chase Bank, N.A. FBO Bose Corporation Benefit Replacement Plan 1 Chase Manhattan Plaza, Fl 19 New York, NY 10005-1401	29.39%	3.29%	1.07%

	JPMorgan Chase Bank, N.A. FBO Clients P.O. Box 160 Westerville, OH 43086-1060	70.53%	7.89%	2.57%

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Tax Aware Equity Fund
Institutional Class	JPMorgan Chase Bank, N.A. FBO Cleints P.O. Box 160 Westerville, OH 43086-0160	92.72%	92.72%	62.50%

*	On a pro forma basis assuming the value of the shareholder’s interest in the Fund on the date of consummation is the same as on the Record Date.

As of the Record Date, the officers and Trustees of JPMorgan Trust I beneficially owned as a group less than 1% of the outstanding securities of the Acquired Fund.

The votes of the shareholders of the Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-800-337-3503 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY	JPMORGAN TAX AWARE U.S. EQUITY FUND SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 16, 2011	PROXY

The undersigned acknowledges receipt of the Notice of Meeting and Proxy Statement for the Special Meeting of Shareholders of JPMorgan Tax Aware U.S. Equity Fund, to be held at the offices of J.P. Morgan Investment Management Inc. (“JPMIM”) 245 Park Avenue, New York, New York 10167 on March 16, 2011, at 2:00 p.m., New York time (the “Meeting”), and appoints Frank Tango, Joy Dowd, Tiffany Prasad and Laura Melman (and each of them) proxies, with power of substitution, to attend the Special Meeting (and any postponements or adjournments thereof) and to vote all shares the undersigned is entitled to vote upon the matters indicated on the reverse side and with discretionary power to vote on any other business that may properly come before the Special Meeting.

This Proxy when properly executed will be voted in the manner directed by the undersigned. THE SOLICITATION OF THIS PROXY IS MADE ON BEHALF OF THE BOARD OF TRUSTEES. Your vote is important. Mark vote on the reverse side, sign below and return this card as soon as possible.

VOTE VIA THE TELEPHONE: 1-800-337-3503
VOTE VIA THE INTERNET: www.proxy-direct.com
999 9999 9999 999

YOUR VOTE IS IMPORTANT.
Please complete, sign and return this card as soon as possible. Please sign exactly as your name(s) appear(s) on this Proxy. If shares are held jointly, each holder should sign. When signing in a representative capacity, please give title.

Signature

Signature (if held jointly)
, 2010
Date	JPT_22005_121710

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for

JPMorgan Tax Aware U.S. Equity Fund

Shareholder Meeting to Be Held on March 16, 2011.

The Proxy Statement for this meeting is available at https://www.proxy-direct.com/jpt22005

Please detach at perforation before mailing.

The Board of Trustees of the JPMorgan Tax Aware U.S. Equity Fund recommends that you vote FOR the proposal below.

PLEASE MARK VOTE AS IN THIS EXAMPLE:    ■

1.     To approve the Agreement and Plan of Reorganization by JPMorgan Trust I, pursuant to which the JPMorgan Tax Aware U.S. Equity Fund (the Acquired Fund) will transfer all of its assets attributable to each class of its shares to the JPMorgan Tax Aware Equity Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund. The Acquired Fund will then distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in the liquidation of the Acquired Fund.

	FOR ☐	AGAINST ☐	ABSTAIN ☐

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

PLEASE SIGN, DATE, AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

JPM_22005_121710

PART B

JPMORGAN TRUST I

Statement of Additional Information

[February     , 2011]

Acquired Fund	Acquiring Fund
Acquisition of the Assets and Liabilities of JPMorgan Tax Aware U.S. Equity Fund (a series of JPMorgan Trust I) 245 Park Avenue New York, New York 10167	By and in Exchange for Shares of JPMorgan Tax Aware Equity Fund (formerly JPMorgan Tax Aware Disciplined Equity Fund) (a series of JPMorgan Trust I) 245 Park Avenue New York, New York 10167

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [February     , 2011], relating specifically to the proposed transfer of all the assets of the Acquired Fund to the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund.

To obtain a copy of the Proxy Statement/Prospectus, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528 or call 866-963-6135. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

1.	General Information

2.	Documents Incorporated by Reference, including Financial Statements

3.	Pro Forma Financial Statements and Notes for JPMorgan Tax Aware U.S. Equity Fund and JPMorgan Tax Aware Equity Fund

GENERAL INFORMATION

A Special Meeting of Shareholders of the Acquired Fund will be held to consider the proposed Reorganization at the offices of J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, New York 10167, on March 16, 2011 at 2:00 p.m., New York time. For further information about the Reorganization, see the Proxy Statement/Prospectus.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The information concerning the Acquired Fund and Acquiring Fund in the Statement of Additional Information for the J.P. Morgan Tax Aware Funds dated February 28, 2010, as supplemented; and

2.	The Financial Statements of the Acquired Fund and Acquiring Fund as included in the JPMorgan Tax Aware Funds’ Annual Report filed for the year ended October 31, 2010.

Shown below are the financial statements for the Reorganization as of the dates indicated and pro forma financial statements for the combined Fund (the “Combined Fund”). The first table presents Portfolio of Investments for each Fund and pro forma figures for the Combined Fund. The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund. The first and second tables assume the Reorganization was consummated on October 31, 2010. The third table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund, and assumes the Reorganization was consummated on November 1, 2009. These tables are followed by the Notes to the Pro Forma Financial Statements.

JPMorgan Tax Aware U.S. Equity/JPMorgan Tax Aware Equity Fund

Combined Schedule of Portfolio Investments

As of October 31, 2010 (Unaudited)

(Amounts in thousands, except number of contracts)

Tax Aware U.S. Equity		Tax Aware Equity			Combined Pro Forma	Combined Pro Forma
Shares	Value($)	Shares	Value($)	Security Description	Shares	Value($)
				Long-Term Investments - 98.6%
				Common Stocks - 98.4%
				Consumer Discretionary - 14.9%
				Auto Components - 1.9%
133	4,677	258	9,059	Johnston Controls, Inc.	391	13,736

				Diversified Consumer Services - 0.2%
-	-	44	1,635	Apollo Group, Inc. Class A (a)	44	1,635

				Hotels Restaurants & Leisure - 2.7%
-	-	79	3,390	Carnival Corp.	79	3,390
55	2,182	-	-	Royal Caribbean Cruises Ltd. (a)	55	2,182
23	1,235	40	2,166	Starwood Hotels & Resorts Worldwide, Inc.	63	3,401
82	4,043	133	6,575	Yum! Brands, Inc.	215	10,618

160	7,460	252	12,131		412	19,591

				Internet & Catalog Retail - 1.3%
20	3,283	37	6,091	Amazon.com, Inc. (a)	57	9,374

				Media - 4.8%
67	1,382	123	2,522	Comcast Corp., Class A	190	3,904
-	-	85	1,009	Gannett Co., Inc.	85	1,009
164	5,325	319	10,365	Time Warner, Inc.	483	15,690
162	5,861	219	7,917	Walt Disney Co. (The)	381	13,778

393	12,568	746	21,813		1,139	34,381

				Specialty Retail - 2.0%
27	1,742	48	3,126	Advance Auto Parts, Inc.	75	4,868
-	-	120	2,564	Lowe’s Cos., Inc.	120	2,564
97	1,976	232	4,740	Staples, Inc.	329	6,716

124	3,718	400	10,430		524	14,148

				Textiles, Apparel & Luxury Goods - 2.0%
33	1,649	67	3,358	Coach, Inc.	100	5,007
23	1,903	41	3,356	NIKE, Inc., Class B	64	5,259
17	1,430	31	2,610	V.F. Corp.	48	4,040

73	4,982	139	9,324		212	14,306

903	36,688	1,832	70,483	Total Consumer Discretionary	2,735	107,171

				Consumer Staples - 7.7%
				Beverages - 1.3%
62	4,019	80	5,241	PepsiCo, Inc.	142	9,260

62	4,019	80	5,241		142	9,260

				Food & Staples Retailing - 1.5%
77	2,309	167	5,036	CVS Caremark Corp.	244	7,345
39	1,163	73	2,153	Sysco Corp.	112	3,316

116	3,472	240	7,189		356	10,661

				Food Products - 1.3%
22	800	73	2,637	Campbell Soup Co.	95	3,437
54	2,020	79	2,973	General Mills, Inc.	133	4,993
-	-	11	553	Kellogg Co.	11	553

76	2,820	163	6,163		239	8,983

				Household Products - 3.0%
23	1,752	44	3,406	Colgate-Palmolive Co.	67	5,158
86	5,482	175	11,096	Procter & Gamble Co. (The)	261	16,578

109	7,234	219	14,502		328	21,736

				Tobacco - 0.6%
33	1,928	44	2,545	Philip Morris International, Inc.	77	4,473

33	1,928	44	2,545		77	4,473

396	19,473	746	35,640	Total Consumer Staples	1,142	55,113

				Energy - 10.3%
				Energy Equipment & Services - 1.3%
12	551	-	-	Baker Hughes, Inc.	12	551
-	-	47	993	Nabors Industries Ltd., (Bermuda) (a)	47	993
39	2,748	72	5,004	Schlumberger Ltd.	111	7,752

51	3,299	119	5,997		170	9,296

				Oil, Gas & Consumable Fuels - 9.0%
36	3,656	80	8,081	Apache Corp.	116	11,737
71	4,217	108	6,418	ConocoPhillips	179	10,635
19	1,215	61	3,935	Devon Energy Corp.	80	5,150
27	2,557	73	6,952	EOG Resources, Inc.	100	9,509
58	3,868	158	10,518	Exxon Mobil Corp.	216	14,386
56	4,380	104	8,187	Occidental Petroleum Corp.	160	12,567

267	19,893	584	44,091		851	63,984

318	23,192	703	50,088	Total Energy	1,021	73,280

See notes to pro forma financial statements

Tax Aware U.S. Equity		Tax Aware Equity			Combined Pro Forma	Combined Pro Forma
Shares	Value($)	Shares	Value($)	Security Description	Shares	Value($)
				Financials - 13.1%
				Capital Markets - 4.0%
33	5,331	44	7,038	Goldman Sachs Group, Inc. (The)	77	12,369
74	1,698	92	2,115	Invesco Ltd.	166	3,813
71	1,774	129	3,212	Morgan Stanley	200	4,986
35	1,454	42	1,773	State Street Corp.	77	3,227
80	1,364	146	2,502	TD AMERITRADE Holding Corp. (a)	226	3,866

293	11,621	453	16,640		746	28,261

				Commercial Banks - 3.0%
64	1,493	78	1,821	BB&T Corp.	142	3,314
53	1,282	211	5,110	U.S. Bancorp	264	6,392
147	3,831	293	7,644	Wells Fargo & Co.	440	11,475

264	6,606	582	14,575		846	21,181

				Diversified Financial Services - 2.8%
158	1,805	540	6,178	Bank of America Corp.	698	7,983
693	2,891	1,395	5,818	Citigroup, Inc. (a)	2,088	8,709
-	-	11	3,093	CME Group, Inc.	11	3,093

851	4,696	1,946	15,089		2,797	19,785

				Insurance - 3.3%
26	1,530	47	2,792	ACE Ltd., (Switzerland)	73	4,322
27	2,131	47	3,768	Berkshire Hathaway, Inc., Class B (a)	74	5,899
15	374	-	-	Lincoln National Corp.	15	374
37	1,497	102	4,103	MetLife, Inc.	139	5,600
53	2,776	78	4,127	Prudential Financial, Inc.	131	6,903

158	8,308	274	14,790		432	23,098

1,566	31,231	3,255	61,094	Total Financials	4,821	92,325
				Health Care - 11.1%
				Biotechnology - 2.2%
20	1,384	34	2,296	Alexion Pharmaceuticals, Inc. (a)	54	3,680
10	623	46	2,866	Biogen Idec, Inc. (a)	56	3,489
39	2,426	98	6,111	Celgene Corp. (a)	137	8,537

69	4,433	178	11,273		247	15,706

				Health Care Equipment & Supplies - 0.5%
30	1,203	55	2,191	Covidien plc, (Ireland)	85	3,394

30	1,203	55	2,191		85	3,394

				Health Care Providers & Services - 2.0%
74	2,202	78	2,327	Aetna, Inc.	152	4,529
47	1,626	117	4,063	Cardinal Health, Inc.	164	5,689
11	593	62	3,351	WellPoint, Inc. (a)	73	3,944

132	4,421	257	9,741		389	14,162

				Pharmaceuticals - 6.4%
93	4,768	172	8,831	Abbott Laboratories	265	13,599
167	6,071	255	9,244	Merck & Co., Inc.	422	15,315
338	5,881	614	10,687	Pfizer, Inc.	952	16,568

598	16,720	1,041	28,762		1,639	45,482

829	26,777	1,531	51,967	Total Health Care	2,360	78,744
				Industrials - 10.1%
				Aerospace & Defense - 3.0%
38	1,810	120	5,645	Honeywell International, Inc.	158	7,455
65	4,827	123	9,220	United Technologies Corp.	188	14,047

103	6,637	243	14,865		346	21,502

				Industrial Conglomerates - 1.1%
108	1,725	194	3,106	General Electric Co.	302	4,831
30	1,131	54	2,060	Tyco International Ltd. (Switzerland)	84	8,022

138	2,856	248	5,166		386	8,022

				Machinery - 3.5%
52	4,016	61	4,675	Deere & Co.	113	8,691
95	4,873	149	7,663	PACCAR, Inc.	244	12,536
23	1,728	24	1,861	Parker Hannifin Corp.	47	3,589

170	10,617	234	14,199		404	24,816

				Road & Rail - 2.5%
103	6,359	186	11,437	Norfolk Southern Corp.	289	17,796

514	26,469	911	45,667	Total Industrials	1,425	72,136

				Information Technology - 21.5%
				Communications Equipment - 5.3%
264	6,034	471	10,755	Cisco Systems, Inc. (a)	735	16,789
88	2,837	159	5,155	Juniper Networks, Inc. (a)	247	7,992
95	4,307	182	8,228	QUALCOMM, Inc.	277	12,535

447	13,178	812	24,138		1,259	37,316

				Computers & Peripherals - 5.4%
30	9,070	55	16,423	Apple, Inc. (a)	85	25,493
33	699	148	3,100	EMC Corp. (a)	181	3,799
90	3,786	133	5,603	Hewlett-Packard Co.	223	9,389

153	13,555	336	25,126		489	38,681

				Internet Software & Services - 1.4%
-	-	27	2,961	Baidu, Inc., (China), ADR (a)	27	2,961
4	2,432	7	4,510	Google, Inc., Class A (a)	11	6,942

4	2,432	34	7,471		38	9,903

See notes to pro forma financial statements

Tax Aware U.S. Equity		Tax Aware Equity			Combined Pro Forma	Combined Pro Forma
Shares	Value($)	Shares	Value($)	Security Description	Shares	Value($)
				IT Services - 3.5%
37	2,407	67	4,354	Cognizant Technology Solutions Corp., Class A (a)	104	6,761
24	3,450	67	9,560	International Business Machines Corp.	91	13,010
6	1,559	14	3,272	MasterCard, Inc., Class A	20	4,831

67	7,416	148	17,186		215	24,602

				Semiconductors & Semiconductor Equipment - 1.1%
26	1,059	-	-	Broadcom Corp., Class A
-	-	131	2,532	Marvell Technology Group Ltd., (Bermuda) (a)	131	2,532
42	1,223	111	3,256	Novellus Systems, Inc. (a)	153	4,479

68	2,282	242	5,788		310	8,070

				Software - 4.8%
306	8,148	612	16,306	Microsoft Corp.	918	24,454
95	2,790	222	6,534	Oracle Corp.	317	9,324

401	10,938	834	22,840		1,235	33,778

1,140	49,801	2,406	102,549	Total Information Technology	3,546	152,350

				Materials - 4.9%
				Chemicals - 3.0%
24	731	83	2,571	Dow Chemical Co. (The)	107	3,302
131	6,177	231	10,926	E.I. du Pont de Nemours & Co.	362	17,103
14	852	-	-	Monsanto Co.	14	852

169	7,760	314	13,497		483	21,257

				Metals & Mining - 1.9%
53	5,028	91	8,607	Freeport-McMoRan Copper & Gold, Inc.	144	13,635

222	12,788	405	22,104	Total Materials	627	34,892

				Telecommunication Services - 2.9%
				Diversified Telecommunication Services - 2.3%
60	1,714	113	3,234	AT&T, Inc.	173	4,948
120	3,907	227	7,372	Verizon Communications, Inc.	347	11,279

180	5,621	340	10,606		520	16,227

				Wireless Telecommunication Services - 0.6%
344	1,416	639	2,634	Sprint Nextel Corp. (a)	983	4,050

524	7,037	979	13,240	Total Telecommunication Services	1,503	20,277

				Utilities - 1.9%
				Electric Utilities - 1.6%
32	1,774	58	3,186	NextEra Energy, Inc.	90	4,960
60	2,260	102	3,845	Southern Co.	162	6,105

92	4,034	160	7,031		252	11,065

				Multi-Utilities - 0.3%
		63	2,033	Public Service Enterprise Group, Inc.	63	2,033

92	4,034	223	9,064	Total Utilities	315	13,098

				Total Common Stocks
6,504	237,490	12,991	461,896	(Cost $165,825, $389,843 and $555,668 respectively)	19,495	699,386

		Principal Amount ($)			Principal Amount ($)
				U.S Treasury Obligation - 0.2%
				U.S. Treasury Note, 1.125%, 06/30/11 (k)
-	-	1,170	1,177	(Cost $0, $1,176 and $1,176 respectively)	1,170	1,177

		Shares			Shares
				Short-Term Investment - 1.1%
				Investment Company - 1.1%
				JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (m)
4,184	4,184	7,884	7,884	(Cost $4,184, $7,884 and $12,068 respectively)	12,068	12,068

				Total Investments - 99.7%
	241,674		470,957	(Cost $241,674, $398,903 and $712,631 respectively)		712,631
	(3,899)		1,760	Liabilities in Excess of Other Assets - 0.3%		(2,139)

	237,775		472,717	NET ASSETS – 100.0%		710,492

				Futures Contracts Tax Aware Equity Fund

		Number of Contracts	Expiration Date	Description	Notional Value at 10/31/10	Unrealized Appreciation (Depreciation)

				Long Futures Outstanding
		85	12/17/10	E-mini S&P 500	$ 5,014	$ 79

				Combined Fund

		Number of Contracts	Expiration Date	Description	Notional Value at 10/31/10	Unrealized Appreciation (Depreciation)

				Long Futures Outstanding
		85	12/17/10	E-mini S&P 500	$ 5,014	$ 79

See notes to pro forma financial statements

Notes to Schedules of Portfolio Investments

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of October 31, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

See notes to pro forma financial statements

Tax Aware U.S. Equity Fund/Tax Aware Equity Fund

Pro Forma Combined Statement of Assets and Liabilities

As of October 31, 2010 (Unaudited)

(Amounts in thousands)

	Acquired Fund		Acquiring Fund
	Tax Aware U.S. Equity Fund		Tax Aware Equity Fund	Pro Forma Adjustments		Pro Forma Combined
ASSETS:
Investments in non-affiliates, at value	$237,490		$463,073	$-		$700,563
Investments in affiliates, at value	4,184		7,884	-		12,068
Repurchase agreements, at value	-		-	-		-

Total investment securities, at value	241,674		470,957	-		712,631
Receivables:						-
Investment securities sold	-		2,050	-		2,050
Fund shares sold	19		454	-		473
Interest and dividends	351		700	-		1,051
Variation margin on futures contracts	-		2	-		2

Total Assets	242,044		474,163	-		716,207

LIABILITIES:
Payables:
Investment securities purchased	$3,933		$921	$-		$4,854
Fund shares redeemed	128		246	-		374
Accrued liabilities:
Investment advisory fees	74		136	(195)	(b)	15
Administration fees	21		39	-		60
Shareholder servicing fees	45		19	-		64
Distribution fees	2		-	-		2
Custodian and accounting fees	8		17	-		25
Trustees’ and Chief Compliance Officer’s fees	-	(a)	1	-		1
Other	58		67	195	(b)	320

Total Liabilities	4,269		1,446	-		5,715

Net Assets	$237,775		$472,717	$-		$710,492

Net Assets:
Paid in capital	$177,532		$543,602	$-		$721,134
Accumulated undistributed (distributions in excess of) net investment income	129		533	-		662
Accumulated net realized gains (losses)	(11,551)		(143,551)	-		(155,102)
Net unrealized appreciation (depreciation)	71,665		72,133	-		143,798

Total Net Assets	$237,775		$472,717	$-		$710,492

Net Assets:
Class A	$4,207		$-	389		$4,596	(c)
Class B	389		-	(389)		-	(c)
Class C	1,125		-	-		1,125	(c)
Select Class	207,249		-	-		207,249	(c)
Institutional Class	24,805		472,717	-		497,522	(c)

Total Net Assets	$237,775		$472,717	$-		$710,492

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	273		-	2	(d)	275
Class B	25		-	(25)	(d)	-
Class C	74		-	(7)	(d)	67
Select Class	13,416		-	(1,013)	(d)	12,403
Institutional Class	2,522		28,296	(1,038)	(d)	29,780

Net Asset Value per share
Class A - Redemption price per share	$15.43		-	-		$16.71
Class B - Offering price per share (e)	15.26		-	-
Class C - Offering price per share (e)	15.17		-	-		16.71
Select Class - Offering and redemption price per share	15.45		-	-		16.71
Institutional Class - Offering and redemption price per share	9.84		16.71	-		16.71
Class A maximum sales charge	5.25%		-	-		5.25%
Class A maximum public offering price per share [net asset value per share/(100% - maximum sales charge)]	$16.28		-	-		$17.64

Cost of investments in non-affiliates	$165,825		$391,019	$-		$556,844
Cost of Investments in affiliates	4,184		7,884	-		12,068

(a) Amount rounds to less than $1,000.

(b) Each Fund’s advisor or administrator will waive their fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by each Fund relating to the reorganization, which include any costs associated with the solicitation of voting instructions.

(c) Reflects total combined net assets due to the merger.

(d) Reflects the adjustment to the number of shares outstanding due to the merger.

(e) Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

See notes to pro forma financial statements

Tax Aware U.S. Equity Fund/Tax Aware Equity Fund

Pro Forma Combined Statement of Operations

For the Twelve Month Period Ended October 31, 2010 (Unaudited)

(Amounts in thousands)

	Acquired Fund		Acquiring Fund
	Tax Aware U.S. Equity Fund		Tax Aware Equity Fund		Pro Forma Adjustments	Pro Forma Combined
INVESTMENT INCOME:
Dividend income from non-affiliates	$ 4,636		$ 8,012		$ -	$ 12,648
Dividend income from affiliates	1		12			13
Interest income from non-affiliates	1		6			7

Total investment income	4,638		8,030			12,668

EXPENSES:
Investment advisory fees	1,158		1,547		(256)	2,449	(b)
Administration fees	240		411		(21)	630	(b)
Distribution fees - Class A	6		-		1	7	(b)
Distribution fees - Class B	5		-		(5)	-	(b)
Distribution fees - Class C	7		-		-	7	(b)
Shareholder servicing fees - Class A	6		-		1	7	(b)
Shareholder servicing fees - Class B	2		-		(2)	-	(b)
Shareholder servicing fees - Class C	2		-		-	2	(b)
Shareholder servicing fees - Select Class	577		-		1	578	(b)
Shareholder servicing fees - Institutional Class	22		442		1	465	(b)
Custodian and accounting fees	44		52		(15)	81	(c)
Interest expense to affiliates	-	(a)	-	(a)	-	-	(a)
Professional fees	53		50		(45)	58	(c)
Trustees’ and Chief Compliance Officer’s fees	4		5		-	9
Printing and mailing costs	17		35		(3)	49	(c)
Registration and filing fees	45		18		(5)	58	(c)
Transfer agent fees	16		9		-	25
Other	9		11		-	20

Total expenses	2,213		2,580		(348)	4,445
Less amounts waived	(196)		(168)		212	(152)
Less earnings credits	-	(a)	-	(a)	-	-	(a)

Net expenses	2,017		2,412		136	4,293

Net investment income (loss)	2,621		5,618		(136)	8,375

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	17,154		49,684			66,838
Futures	156		846		-	1,002

Net realized gain (loss)	17,310		50,530		-	67,840

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	15,791		6,201		-	21,992
Futures	363		594			957

Change in net unrealized appreciation (depreciation)	16,154		6,795		-	22,949

Net realized/unrealized gains (losses)	33,464		57,325		-	90,789

Change in net assets resulting from operations	$ 36,085		$ 62,943		$(16)	$ 99,012

(a)	Amount rounds to less than $1,000.
(b)	Based on the contract in effect for the surviving fund.
(c)	Decrease due to the elimination of duplicate expenses achieved by merging the funds.

See notes to pro forma financial statements

JPMorgan Tax Aware U.S. Equity Fund

JPMorgan Tax Aware Equity Fund

Notes to Pro Forma Financial Statements (unaudited)

October 31, 2010

1.    Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended October 31, 2010, reflect the accounts of JPMorgan Tax Aware U.S. Equity Fund, a separate fund of JPMorgan Trust I (“Tax Aware U.S. Equity Fund”), and JPMorgan Tax Aware Equity Fund, a separate fund of JPMorgan Trust I (“Tax Aware Equity Fund”), each a “Fund”. Following the combination, the Tax Aware Equity Fund will be the accounting survivor.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of Tax Aware U.S. Equity Fund for shares of Tax Aware Equity Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination would be accomplished by an acquisition of the net assets of Class A shares, Class B shares, Class C shares, Select Class shares and Institutional Class shares of Tax Aware U.S. Equity Fund in exchange for Class A shares (for both Class A and Class B shareholders of the Acquired Fund), Class C shares, Select Class shares and Institutional Class shares of Tax Aware Equity Fund, respectively, at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on October 31, 2010. The unaudited Pro Forma Statement of Operations reflects the results of the Funds for the twelve months ended October 31, 2010, as if the reorganization occurred on November 1, 2009. These Pro Forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Tax Aware Equity Fund will not be restated. The fiscal year end is October 31 for Tax Aware U.S. Equity Fund and Tax Aware Equity Fund.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference from their Statement of Additional Information.

2.    Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by Tax Aware U.S. Equity Fund and Tax Aware Equity Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates

JPMorgan Tax Aware U.S. Equity Fund

JPMorgan Tax Aware Equity Fund

Notes to Pro Forma Financial Statements (unaudited)

October 31, 2010

market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker/dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Tax Aware U.S. Equity Fund

JPMorgan Tax Aware Equity Fund

Notes to Pro Forma Financial Statements (unaudited)

October 31, 2010

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tax Aware U.S. Equity Fund
Total Investments in Securities*	$241,674	$-	$-	$241,674

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tax Aware Equity Fund
Total Investments in Securities**	$469,780	$1,177	$-	$470,957
Appreciation on Other Financial Instruments
Futures Contracts	$79	$-	$-	$79

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Combined Pro Forma Portfolio
Total Investments in Securities**	$711,454	$1,177	$-	$712,631
Appreciation on Other Financial Instruments
Futures Contracts	$79	$-	$-	$79

*All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

**Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

B. Shares of Beneficial Interest — The Pro Forma net asset value per share assumes the issuance of 275 Class A shares (for both Class A and Class B of the Acquired Fund), 67 Class C shares, 12,403 Select Class shares and 1,484 Institutional Class shares of Tax Aware Equity Fund in exchange for 273 Class A shares, 25 Class B shares, 74 Class C shares, 13,416 Select Class shares and 2,522 Institutional Class shares of Tax Aware U.S. Equity Fund, respectively (shares in thousands).

JPMorgan Tax Aware U.S. Equity Fund

JPMorgan Tax Aware Equity Fund

Notes to Pro Forma Financial Statements (unaudited)

October 31, 2010

C. Federal Income Taxes — Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Tax Aware Equity Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Part C

Item 15.	Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article VII, Sections 2, 3 and 5 of the Declaration of Trust and Article VII, Sections 2, 3 and 5 of the By-Laws.

Declaration of Trust:

Section 2. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) In no event will any revision, amendment or change to this Section 3 or the By-laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-laws is made.

Section 5. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity. For purposes of this Section 5, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person;

By-Laws:

Section 2. Indemnification of Trustees and Officers. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust shall indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust may, to the fullest extent consistent with law, indemnify each Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a Trustee or officer of the Trust. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or ‘otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is allege to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Section 3. Indemnification of Agents. Subject to the exceptions and limitations contained in Section 4 of this Article VII, every agent may be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 5. Insurance, Rights Not Exclusive. The Trust’s financial obligations arising from the indemnification provided herein or in the Declaration of Trust (i) may be insured by policies maintained by the Trust on behalf of any Trustee, officer or agent; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Trustee, officer or agent may now or hereafter be entitled; and (iv) shall inure to the benefit of the Trustee, officer or agent’s heirs, executors and administrators.

Item 16.	Exhibits

(1)(a)	Certificate of Trust dated November 12, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(b)	Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in post-Effective Amendment No. 69 as filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(c)	Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(d)	Amended Schedule B, dated November 17, 2010, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10-002576).

(2)	Amended and Restated By-Laws dated May 20, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization by JPMorgan Trust I. Filed herewith.

(5)	Instrument defining Rights of Shareholders incorporated herein by reference to Exhibits (1)(b) and (2).

(6)(a)	Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006.) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(6)(b)	Amended Schedule A to the Advisory Agreement (amended as of November 18, 2009). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 16, 2010 (Accession Number 0001193125-10-282181).

(7)(a)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration Statement on April 29, 2005 (Accession Number 0001047469-05-12430).

(7)(a)(2)	Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(7)(a)(3)	Amended Schedule B to the Distribution Agreement, amended as of November 18, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 16, 2010 (Accession Number 0001193125-10-282181).

(7)(a)(4)	Amended Schedule C to the Distribution Agreement, amended as of November 18, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 16, 2010 (Accession Number 0001193125-10-282181).

(7)(a)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of December 22, 2010. Filed herewith.

(7)(a)(6)	Amended Schedule E to the Distribution Agreement, amended as of June 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 23, 2009 (Accession Number 0001145443-09-003336).

(7)(a)(7)	Amended Schedule F to the Distribution Agreement, amended as of November 18, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 16, 2010 (Accession Number 0001193125-10-282181).

(7)(b)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(7)(c)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(7)(d)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(7)(e)	Form of Bilateral Networking agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(8)	Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(9)(a)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(9)(b)	Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement, amended as of November 18, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10-002576).

(10)(a)	Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(10)(b)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of December 22, 2010. Filed herewith.

(10)(c)	Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibits A and B, amended as of November 17, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10-002576).

(10)(d)	Exhibit B to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan, (amended as of December 22, 2010). Filed herewith.

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters. Filed herewith.

(12)	Opinion of Dechert LLP regarding tax matters. To be filed by amendment.

(13)(a)(1)	Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(13)(a)(2)	Form of Amended Appendix A to the Transfer Agency Agreement, dated November 18, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10-002576).

(13)(b)(1)	Administration Agreement, dated February 19, 2005 between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(13)(b)(2)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission as filed on August 11, 2006 (Accession Number 001145443-06-002612).

(13)(b)(3)	Amended Schedule B to the Administration Agreement (amended as of November 18, 2010). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 16, 2010 (Accession Number 0001193125-10-282181).

(13)(c)(1)	Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(13)(c)(1)(i)	Amendment to Securities Lending Agreement, dated August 21, 2009, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(13)(c)(2)	Securities Lending Agreement, Amended and Restated as of February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(13)(c)(3)	Securities Lending Agency Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002918).

(13)(c)(4)	The Third Party Securities Lending Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002918).

(13)(d)(1)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission to the Registration Statement on April 29, 2005 (Accession Number 0001047469-05-12430).

(13)(d)(2)	Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of December 22, 2010). Filed herewith.

(13)(d)(3)	Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(13)(e)(1)	Form of Fee Waiver Agreement for the Registrant’s 10-31 FYE (except Highbridge Statistical Market Neutral Fund, JPMorgan Tax Aware Real Return SMA Fund and JPMorgan International Value SMA Fund). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(13)(f)(1)	Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(14)	Consent of independent registered accountant. Filed herewith.

(15)	None.

(16)(a)	Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2010 (Accession Number 0001145443-10-000923).

(16)(b)	Power of Attorney for Patricia A. Maleski. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(16)(c)	Power of Attorney for Joy Dowd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 9, 2010 (Accession Number 0001145443-10-002075).

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-effective Amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

As required by the Securities Act of 1933, this Registration Statement has been signed on the behalf of the Registrant, City of Columbus and State of Ohio, on the 11th day of January 2011.

JPMorgan Trust I (Registrant)

By:	PATRICIA A. MALESKI*
Patricia A. Maleski
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 11, 2011.

	FERGUS REID, III*	MARILYN MCCOY*
	Fergus Reid, III	Marilyn McCoy
	Trustee and Chairman	Trustee

	WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON*
	William J. Armstrong	William G. Morton
	Trustee	Trustee

	JOHN F. FINN*	ROBERT A. ODEN, JR.*
	John F. Finn	Robert A. Oden, Jr.
	Trustee	Trustee

	MATTHEW GOLDSTEIN*	FREDERICK W. RUEBECK*
	Matthew Goldstein	Frederick W. Ruebeck
	Trustee	Trustee

	ROBERT J. HIGGINS*	JAMES J. SCHONBACHLER*
	Robert J. Higgins	James J. Schonbachler
	Trustee	Trustee

	FRANKIE D. HUGHES*	LEONARD M. SPALDING, JR.*
	Frankie D. Hughes	Leonard M. Spalding, Jr.
	Trustee	Trustee

	PETER C. MARSHALL*	PATRICIA A. MALESKI*
	Peter C. Marshall	Patricia A. Maleski
	Trustee	President and Principal Executive Officer

JOY C. DOWD*
Joy C. Dowd
Treasurer and Principal Financial Officer

*By:	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin
Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.

(4)	Form of Agreement and Plan of Reorganization by JPMorgan Trust I.

(7)(a)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of December 22, 2010

(10)(b)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of December 22, 2010

(10)(d)	Exhibit B to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan, (amended as of December 22, 2010)

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters

(13)(d)(2)	Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of December 22, 2010)

(14)	Consent of independent registered accountant